Note 6 - Short Term Notes Payable (Q2)	6 Months Ended
Jun. 30, 2020
Notes Payable [Abstract]
Short Term Notes Payable
6. Short term notes payable

During the six months ended June 30, 2020, the Company converted $354,729 of the short-term notes payable into 2,579,789 shares of Company common stock, $0.001 par value (the “Common Stock”).